Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2020 Fund	May 30, 2024
Fidelity Advisor Freedom 2020 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	12.63%
Past 5 years	6.81%
Since Inception	5.39%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.97%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	5.44%

[1]	A From June 6, 2017 .